Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016	Mar. 31, 2015
Assets:
Cash and Cash Equivalents		¥ 1,321,241		¥ 1,039,870		¥ 730,420	¥ 827,518
Restricted Cash		83,876		93,342
Trading securities	[1]	422,053		569,074
Other Assets:
Derivative assets		19,920		19,059
Liabilities:
Short-term Debt		306,754		283,467
Deposits		1,757,462		1,614,608
Long-term Debt		3,826,504		3,854,984
Other Liabilities:
Derivative liabilities		10,295		12,276
Level 1
Assets:
Cash and Cash Equivalents		1,321,241		1,039,870
Restricted Cash		83,876		93,342
Installment loans (net of allowance for probable loan losses)		0		0
Trading securities		35,766		37,500
Investment in securities:
Practicable to estimate fair value		65,716		93,995
Not practicable to estimate fair value		0	[2]	0	[3]
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term Debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term Debt		0		0
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Cash and Cash Equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		139,416		254,708
Trading securities		386,287		531,574
Investment in securities:
Practicable to estimate fair value		969,668		1,086,629
Not practicable to estimate fair value		0	[2]	0	[3]
Other Assets:
Time deposits		3,378		9,375
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term Debt		306,754		283,467
Deposits		1,759,248		1,615,655
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term Debt		922,319		1,184,261
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Cash and Cash Equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		2,648,653		2,528,758
Trading securities		0		0
Investment in securities:
Practicable to estimate fair value		158,796		152,317
Not practicable to estimate fair value		0	[2]	0	[3]
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		52,015		73,967
Liabilities:
Short-term Debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		275,979		288,372
Long-term Debt		2,908,210		2,678,554
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Cash and Cash Equivalents		1,321,241		1,039,870
Restricted Cash		83,876		93,342
Installment loans (net of allowance for probable loan losses)		2,779,186		2,767,016
Trading securities		422,053		569,074
Investment in securities:
Practicable to estimate fair value		1,167,247		1,307,618
Not practicable to estimate fair value		140,155	[2]	149,820	[3]
Other Assets:
Time deposits		3,378		9,375
Derivative assets	[4]	19,726		18,980
Reinsurance recoverables (Investment contracts)		51,351		72,615
Liabilities:
Short-term Debt		306,754		283,467
Deposits		1,757,462		1,614,608
Policy liabilities and Policy account balances (Investment contracts)		275,507		287,463
Long-term Debt		3,826,504		3,854,984
Other Liabilities:
Derivative liabilities	[4]	10,295		12,276
Carrying amount | Investment in securities
Investment in securities:
Not practicable to estimate fair value		140,155		149,820
Estimated fair value
Assets:
Cash and Cash Equivalents		1,321,241		1,039,870
Restricted Cash		83,876		93,342
Installment loans (net of allowance for probable loan losses)		2,788,069		2,783,466
Trading securities		422,053		569,074
Investment in securities:
Practicable to estimate fair value		1,194,180		1,332,941
Not practicable to estimate fair value		140,155	[2]	149,820	[3]
Other Assets:
Time deposits		3,378		9,375
Derivative assets	[4]	19,726		18,980
Reinsurance recoverables (Investment contracts)		52,015		73,967
Liabilities:
Short-term Debt		306,754		283,467
Deposits		1,759,248		1,615,655
Policy liabilities and Policy account balances (Investment contracts)		275,979		288,372
Long-term Debt		3,830,529		3,862,815
Other Liabilities:
Derivative liabilities	[4]	10,295		12,276
Estimated fair value | Investment in securities
Investment in securities:
Not practicable to estimate fair value		¥ 140,155		¥ 149,820

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥547,850 million and ¥403,797 million as of March 31, 2017 and 2018, respectively.
[2]	The fair value of investment securities of ¥140,155 million was not estimated, as it was not practicable.
[3]	The fair value of investment securities of ¥149,820 million was not estimated, as it was not practicable.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 "Fair Value Measurements."